Financial Instruments - Fair Value and Risk Management - Summary of Instantaneous Change in Company's Income or (Loss) Before Tax (Detail) - Currency risk [member] $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [line items]
Profit or loss Strengthening	$ 2,911
Profit or loss Weakening	$ (2,911)